Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.6%
Abacus Property Group	156,148	$322,559
Arena REIT	97,771	331,899
BWP Trust	146,757	442,231
Centuria Industrial REIT	161,941	361,313
Centuria Office REIT	140,076	183,545
Charter Hall Long Wale REIT	200,697	643,708
Charter Hall Retail REIT	147,672	437,114
Charter Hall Social Infrastructure REIT	100,486	266,937
Cromwell Property Group	427,955	252,990
Dexus	324,928	2,183,518
Dexus Industria REIT	64,188	135,628
GPT Group (The)	579,715	1,865,059
Growthpoint Properties Australia Ltd.	84,494	224,550
Home Consortium Ltd.	46,755	176,070
HomeCo Daily Needs REIT	519,378	504,190
Hotel Property Investments	57,173	135,516
Ingenia Communities Group	113,423	371,914
Lifestyle Communities Ltd.	28,950	344,884
Mirvac Group	1,190,728	1,803,936
National Storage REIT	343,156	600,048
Scentre Group	1,569,403	3,216,087
Shopping Centres Australasia Property Group	339,825	709,206
Stockland	721,171	1,954,147
Vicinity Centres	1,141,357	1,670,028
Waypoint REIT Ltd.	217,278	400,246
		19,537,323
Austria — 0.2%
CA Immobilien Anlagen AG	12,501	408,031

Belgium — 2.9%
Aedifica SA	11,891	1,234,588
Ascencio	1,615	87,813
Cofinimmo SA	9,617	1,082,287
Intervest Offices & Warehouses NV	7,434	210,462
Montea NV	3,681	372,251
Nextensa. SA	1,251	80,295
Retail Estates NV	3,231	228,122
Shurgard Self Storage SA	7,565	390,211
VGP NV	2,481	435,753
Warehouses De Pauw CVA	43,028	1,462,702
Xior Student Housing NV	6,896	301,652
		5,886,136
Canada — 7.5%
Allied Properties REIT	38,308	1,022,205
Artis REIT	24,714	225,032
Boardwalk REIT	11,471	437,502
Canadian Apartment Properties REIT	52,264	1,979,873
Chartwell Retirement Residences	70,365	625,320
Choice Properties REIT	77,743	866,341
Crombie REIT(a)	30,832	399,440
Dream Industrial REIT	74,662	735,804
Dream Office REIT	10,626	169,528
First Capital Real Estate Investment Trust	65,765	801,167
Granite REIT	18,522	1,168,410
H&R Real Estate Investment Trust	85,047	895,931
InterRent REIT	39,859	417,095
Killam Apartment REIT	34,018	477,907
NorthWest Healthcare Properties REIT	62,883	645,747
Security	Shares	Value

Canada (continued)
Prinmaris REIT	31,177	$322,592
RioCan REIT	93,189	1,495,478
SmartCentres Real Estate Investment Trust	39,337	897,604
Summit Industrial Income REIT	53,770	782,269
Tricon Residential Inc.	73,464	798,578
		15,163,823
Finland — 0.6%
Citycon OYJ	21,804	155,133
Kojamo OYJ	58,744	1,047,955
		1,203,088
France — 3.2%
Carmila SA	18,027	285,326
Covivio	15,233	963,389
Gecina SA	15,608	1,600,298
ICADE	9,889	495,109
Klepierre SA	56,676	1,259,343
Mercialys SA	18,922	167,729
Unibail-Rodamco-Westfield(a)(b)	31,085	1,765,154
		6,536,348
Germany — 6.4%
ADLER Group SA(a)(b)(c)	29,501	104,633
Aroundtown SA(a)	344,105	1,103,557
Deutsche Euroshop(d)	5,432	119,363
Deutsche Wohnen SE	14,776	365,355
Grand City Properties SA	28,442	387,911
Hamborner REIT AG	21,707	190,987
LEG Immobilien SE	22,045	2,002,684
Sirius Real Estate Ltd.	324,214	377,382
TAG Immobilien AG	45,367	502,406
Vonovia SE	235,041	7,831,517
		12,985,795
Hong Kong — 11.7%
Champion REIT	617,000	272,125
CK Asset Holdings Ltd.	597,500	4,230,137
Fortune REIT	421,000	359,509
Hongkong Land Holdings Ltd.(a)	339,700	1,765,781
Hysan Development Co. Ltd.	182,000	557,937
Link REIT	637,600	5,339,472
New World Development Co. Ltd.	426,333	1,425,613
Prosperity REIT	365,000	111,594
Sino Land Co. Ltd.	1,094,800	1,626,694
Sun Hung Kai Properties Ltd.	429,500	5,126,997
Sunlight REIT	329,000	157,168
Swire Properties Ltd.	316,400	753,896
Wharf Real Estate Investment Co. Ltd.	468,900	2,087,171
		23,814,094
Ireland — 0.1%
Irish Residential Properties REIT PLC	133,542	184,803
Israel — 0.6%
Amot Investments Ltd.	49,151	336,973
Azrieli Group Ltd.	11,111	890,624
		1,227,597
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	21,026	78,161
Japan — 25.6%
Activia Properties Inc.	219	686,669
Advance Logistics Investment Corp.	177	204,070

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Advance Residence Investment Corp.	391	$1,077,360
Aeon Mall Co. Ltd.	35,600	454,231
AEON REIT Investment Corp.	510	598,174
Comforia Residential REIT Inc.	198	500,104
CRE Logistics REIT Inc.	160	244,850
Daiwa House REIT Investment Corp.	643	1,547,569
Daiwa Office Investment Corp.	82	416,007
Daiwa Securities Living Investments Corp.	606	572,350
Frontier Real Estate Investment Corp.	147	599,164
Fukuoka REIT Corp.	219	284,195
Global One Real Estate Investment Corp.	289	238,551
GLP J-Reit	1,285	1,689,973
Hankyu Hanshin REIT Inc.	202	232,873
Heiwa Real Estate Co. Ltd.	10,100	304,080
Heiwa Real Estate REIT Inc.	275	307,833
Hoshino Resorts REIT Inc.	73	357,556
Hulic Co. Ltd.	124,200	996,095
Hulic Reit Inc.	384	480,773
Ichigo Office REIT Investment Corp.	352	226,360
Industrial & Infrastructure Fund Investment Corp.	572	795,317
Invincible Investment Corp.	1,472	463,065
Japan Excellent Inc.	377	358,650
Japan Hotel REIT Investment Corp.	1,343	696,957
Japan Logistics Fund Inc.	267	641,620
Japan Metropolitan Fund Invest	2,078	1,693,343
Japan Prime Realty Investment Corp.	279	851,979
Japan Real Estate Investment Corp.	393	1,897,782
Kenedix Office Investment Corp.	114	612,761
Kenedix Residential Next Investment Corp.	309	519,459
Kenedix Retail REIT Corp.	175	375,159
LaSalle Logiport REIT	543	715,632
Mirai Corp.	492	187,113
Mitsubishi Estate Co. Ltd.	340,300	5,054,002
Mitsubishi Estate Logistics REIT Investment Corp.	133	476,820
Mitsui Fudosan Co. Ltd.	274,800	6,141,619
Mitsui Fudosan Logistics Park Inc.	161	632,333
Mori Hills REIT Investment Corp.	473	543,583
Mori Trust Sogo REIT Inc.	301	332,786
Nippon Accommodations Fund Inc.	140	731,549
Nippon Building Fund Inc.	462	2,450,793
Nippon Prologis REIT Inc.	699	1,817,754
NIPPON REIT Investment Corp.	130	366,342
Nomura Real Estate Holdings Inc.	33,100	802,985
Nomura Real Estate Master Fund Inc.	1,356	1,698,783
NTT UD REIT Investment Corp.	409	468,587
One REIT Inc.	74	153,826
Orix JREIT Inc.	798	1,144,863
Samty Residential Investment Corp.	120	114,464
Sankei Real Estate Inc.	146	110,142
Sekisui House Reit Inc.	1,248	781,729
SOSiLA Logistics REIT Inc.	198	228,665
Star Asia Investment Corp.	489	218,189
Starts Proceed Investment Corp.	69	133,591
Sumitomo Realty & Development Co. Ltd.	119,400	3,297,000
Takara Leben Real Estate Investment Corp.	162	141,025
Tokyo Tatemono Co. Ltd.	59,700	879,218
Tokyu REIT Inc.	279	407,890
United Urban Investment Corp.	896	976,733
		51,932,945
Security	Shares	Value

Malta — 0.0%
BGP Holdings PLC, NVS(b)(d)	6,603,392	$67

Netherlands — 0.4%
Eurocommercial Properties NV	15,390	348,467
NSI NV	5,358	173,846
Vastned Retail NV	5,306	128,572
Wereldhave NV	12,406	187,939
		838,824
New Zealand — 0.9%
Argosy Property Ltd.	253,085	208,283
Goodman Property Trust	333,159	457,572
Kiwi Property Group Ltd.	474,165	304,436
Precinct Properties New Zealand Ltd.	398,824	356,945
Stride Property Group	144,995	162,594
Vital Healthcare Property Trust(a)	148,588	265,365
		1,755,195
Norway — 0.1%
Entra ASA(c)	16,503	232,403

Singapore — 9.2%
AIMS APAC REIT(a)	168,400	169,593
Ascendas Real Estate Investment Trust	1,033,090	2,223,683
Ascott Residence Trust	578,100	490,929
CapitaLand Integrated Commercial Trust(a)	1,531,807	2,419,826
Capitaland Investment Ltd/Singapore	769,900	2,190,618
CDL Hospitality Trusts	267,721	256,298
City Developments Ltd.	141,900	797,227
Cromwell European Real Estate Investment Trust	96,600	197,460
ESR-LOGOS REIT	1,597,620	486,178
Far East Hospitality Trust	294,000	136,339
Frasers Centrepoint Trust	324,449	548,282
Frasers Logistics & Commercial Trust	856,700	894,306
Keppel DC REIT(a)	383,071	574,361
Keppel Pacific Oak US REIT	256,000	179,329
Keppel REIT	654,700	526,357
Lendlease Global Commercial REIT	503,047	304,520
Manulife US Real Estate Investment Trust	494,700	287,127
Mapletree Commercial Trust	665,317	916,456
Mapletree Industrial Trust	564,845	1,109,494
Mapletree Logistics Trust(a)	970,860	1,239,102
OUE Commercial Real Estate Investment Trust	649,400	180,984
Parkway Life REIT	116,000	402,395
Prime U.S. REIT	193,700	135,673
SPH REIT(a)	323,465	221,402
Starhill Global REIT	429,200	185,193
Suntec REIT	639,100	746,461
UOL Group Ltd.	149,600	808,271
		18,627,864
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	38,186	152,454
Spain — 0.9%
Inmobiliaria Colonial Socimi SA	102,703	680,456
Lar Espana Real Estate Socimi SA	19,140	93,604
Merlin Properties Socimi SA	100,984	1,083,135
		1,857,195
Sweden — 4.6%
Atrium Ljungberg AB, Class B	13,511	200,906
Castellum AB	77,915	1,249,135
Catena AB	9,099	416,948

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Cibus Nordic Real Estate AB	14,311	$256,512
Corem Property Group AB, Class B	201,751	271,308
Dios Fastigheter AB	26,605	210,299
Fabege AB	76,759	787,917
Fastighets AB Balder, Class B(b)	182,724	1,167,255
Hufvudstaden AB, Class A	32,374	446,868
NP3 Fastigheter AB(a)	8,326	208,121
Nyfosa AB	54,447	508,344
Pandox AB(b)	26,791	392,895
Platzer Fastigheter Holding AB, Class B	16,988	145,638
Sagax AB, Class B	52,132	1,343,551
Samhallsbyggnadsbolaget i Norden AB(a)	335,577	622,650
Wallenstam AB, Class B	101,985	519,850
Wihlborgs Fastigheter AB	79,716	679,751
		9,427,948
Switzerland — 2.7%
Allreal Holding AG, Registered	4,416	730,616
Hiag Immobilien Holding AG	1,053	94,696
Intershop Holding AG	343	230,625
Mobimo Holding AG, Registered	2,167	557,963
Peach Property Group AG(a)	3,628	131,688
PSP Swiss Property AG, Registered	13,011	1,556,014
Swiss Prime Site AG, Registered	22,884	2,083,899
		5,385,501
United Kingdom — 12.1%
Aberdeen Standard European Logistics Income PLC(c)	117,788	151,188
ABRDN Property Income Trust Ltd.	117,875	113,651
Assura PLC	883,773	740,646
Balanced Commercial Property Trust Ltd.	150,878	220,435
Big Yellow Group PLC	51,372	891,131
British Land Co. PLC (The)	279,719	1,681,877
Capital & Counties Properties PLC	222,867	403,755
Civitas Social Housing PLC	190,788	192,379
CLS Holdings PLC	49,028	121,141
CT Property Trust Ltd.	70,108	69,497
Custodian Reit PLC	124,682	165,199
Derwent London PLC	30,605	1,068,485
Empiric Student Property PLC	182,556	200,208
Grainger PLC	217,736	785,401
Great Portland Estates PLC	76,860	581,796
Hammerson PLC	1,327,499	405,289
Helical PLC	30,568	145,180
Home Reit PLC	237,433	344,084
Impact Healthcare Reit PLC	89,170	127,703
Intu Properties PLC, NVS(a)(b)(d)	6,694	—
Land Securities Group PLC	215,326	1,924,159
LondonMetric Property PLC	288,376	879,365
LXI REIT PLC	453,875	822,130
NewRiver REIT PLC	97,394	104,018
Security	Shares	Value

United Kingdom (continued)
Phoenix Spree Deutschland Ltd.	25,059	$103,147
Picton Property Income Ltd. (The)	168,915	190,071
Primary Health Properties PLC	400,417	720,407
PRS REIT PLC (The)	154,874	207,466
Regional REIT Ltd.(c)	131,909	118,667
Safestore Holdings PLC	61,625	858,104
Schroder REIT Ltd.	153,201	101,103
Segro PLC	363,198	4,858,855
Shaftesbury PLC	84,516	518,616
Supermarket Income Reit PLC	372,041	584,878
Target Healthcare REIT PLC	185,991	260,475
Triple Point Social Housing REIT PLC(c)	108,473	123,116
Tritax Big Box REIT PLC	566,524	1,363,010
Tritax EuroBox PLC(c)	246,981	284,631
UK Commercial Property REIT Ltd.	222,801	209,161
UNITE Group PLC (The)	96,508	1,375,943
Urban Logistics REIT PLC	138,656	299,600
Workspace Group PLC	42,871	308,136
		24,624,103

Total Long-Term Investments — 99.4%
(Cost: $246,972,507)		201,859,698

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(e)(f)(g)	2,803,225	2,802,945
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.81%(e)(f)	90,000	90,000

Total Short-Term Securities — 1.4%
(Cost: $2,892,980)		2,892,945

Total Investments in Securities — 100.8%
(Cost: $249,865,487)		204,752,643

Liabilities in Excess of Other Assets — (0.8)%		(1,673,398)

Net Assets — 100.0%		$203,079,245

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,157,806	$—		$(8,354,408	)(a)	$(396)	$(57)	$2,802,945	2,803,225	$14,049	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	10,000	(a)	—		—	—	90,000	90,000	273		—
						$(396)	$(57)	$2,892,945		$14,322		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Singapore Index	8	08/30/22	$170	$1,606
TOPIX Index	2	09/08/22	292	12,488
Dow Jones US Real Estate Index	17	09/16/22	660	49,001
Euro STOXX 50 Index	4	09/16/22	152	10,764
				$73,859

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,330,359	$180,409,909	$119,430	$201,859,698
Money Market Funds	2,892,945	—	—	2,892,945
	$24,223,304	$180,409,909	$119,430	$204,752,643
Derivative financial instruments(a)
Assets
Futures Contracts	$49,001	$24,858	$—	$73,859

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust